Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Allowances for accounts receivable	$ 3,584	$ 3,848
Replacement cost, inventories	$ 138,882	$ 122,340
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	9,988	9,988
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	30,000	30,000
Common stock, shares issued	23,159	23,149
Common stock, shares outstanding	23,010	22,986
Treasury stock, shares	149	163